Related Party Transactions - Interim Notes (Details)			1 Months Ended
	Feb. 29, 2016 USD ($) item	Jul. 31, 2015 USD ($)	Apr. 30, 2016 USD ($) item	Feb. 29, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Sep. 18, 2018 employee
Related Party Transaction [Line Items]
Number of employees | employee						5
Interim Notes
Related Party Transaction [Line Items]
Proceeds from issuance of convertible notes | $	$ 200,000	$ 2,800,000	$ 5,000,000	$ 200,000	$ 2,700,000
Debt Issued To Related Parties | Interim Notes
Related Party Transaction [Line Items]
Proceeds from issuance of convertible notes | $			5,000,000
Investor - 2 Board members | Debt Issued To Related Parties | Interim Notes
Related Party Transaction [Line Items]
Proceeds from issuance of convertible notes | $				$ 81,000
Number of notes issued to related party | item	2			2
Number of board members related to investors | item	2			2
Investor related to an officer | Debt Issued To Related Parties | Interim Notes
Related Party Transaction [Line Items]
Proceeds from issuance of convertible notes | $				$ 20,000
Investors related to 2 officers | Debt Issued To Related Parties | Interim Notes
Related Party Transaction [Line Items]
Proceeds from issuance of convertible notes | $			$ 200,000
Number of notes issued to related party | item			2
Number of officers | item			2
Investors related to three directors | Debt Issued To Related Parties | Interim Notes
Related Party Transaction [Line Items]
Proceeds from issuance of convertible notes | $			$ 2,300,000
Number of notes issued to related party | item			3
Number of board members related to investors | item			3